Other Equity Instruments	12 Months Ended
Dec. 31, 2017
Other Equity Instruments

31. OTHER EQUITY INSTRUMENTS

	2017 £m	2016 £m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	496	–
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	745	745
– £300m Perpetual Capital Securities	300	300
– £500m Perpetual Capital Securities	500	500
	2,041	1,545

Other equity instruments include AT1 securities issued by the Company. The £500m and £300m Perpetual Capital Securities issued in 2014 and the £750m and £500m Fixed Rate Reset Perpetual AT1 Capital Securities issued in 2015 and 2017 meet the CRD IV AT1 rules and are fully recognised as AT1 capital.

£500m Fixed Rate Reset Perpetual AT1 Capital Securities

On 10 April 2017, the Company issued £500m Fixed Rate Reset Perpetual AT1 Capital Securities, all of which were subscribed by third party investors. The securities are perpetual and pay a distribution rate on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non–cumulative, in whole or in part. The distribution rate is 6.75% per annum until 24 June 2024; thereafter, the distribution rate resets every five years to a rate of 5.792% per annum above the then prevailing 5 year sterling mid swap rate. The Fixed Rate Reset Perpetual AT1 Capital Securities will be automatically written down should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Fixed Rate Reset Perpetual AT1 Capital Securities are redeemable at the option of the Company on 24 June 2024 or on any reset date thereafter. No such redemption may be made without the consent of the PRA.

£750m Fixed Rate Reset Perpetual AT1 Capital Securities

On 10 June 2015, the Company issued £750m Fixed Rate Reset Perpetual AT1 Capital Securities, of which £650m was subscribed by third party investors and £100m by the Company’s immediate parent, Banco Santander SA. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from September 2015. At each distribution payment date the Company can decide whether to pay the distribution rate which is non-cumulative, in whole or in part. The distribution rate is 7.375% per annum until 24 June 2022; thereafter the distribution rate resets every five years to a rate of 5.543% per annum above the then prevailing 5 year sterling mid swap rate. The Fixed Rate Reset Perpetual AT1 Capital Securities will be automatically written down if the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Fixed Rate Reset Perpetual AT1 Capital Securities are redeemable at the option of the Company on 24 June 2022 or any reset date thereafter. No such redemption may be made without the PRA’s consent.

£300m Perpetual Capital Securities

On 2 December 2014, the Company issued £300m Perpetual Capital Securities to its immediate parent company, Banco Santander SA. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from March 2015. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non-cumulative, in whole or in part. The distribution rate is 7.60% per annum until 24 December 2019; thereafter, the distribution rate resets every five years to a rate 6.066% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down and the investors will lose their entire investment in the securities should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 December 2019 or on each distribution payment date thereafter. No such redemption may be made without the consent of the PRA. In turn, Santander UK plc issued a similar security. The issuance was 100% subscribed by the Company.

£500m Perpetual Capital Securities

On 24 June 2014, the Company issued £500m Perpetual Capital Securities to its immediate parent company, Banco Santander SA. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from March 2015. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non–cumulative, in whole or in part. The distribution rate is 6.625% per annum until 24 June 2019; thereafter, the distribution rate resets every five years to a rate 4.441% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down and the investors will lose their entire investment in the securities should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 June 2019 or on each distribution payment date thereafter. No such redemption may be made without the consent of the PRA. In turn, Santander UK plc issued a similar security. The issuance was 100% subscribed by the Company.

Santander UK Group Holdings plc [member]
Other Equity Instruments	11. OTHER EQUITY INSTRUMENTS Details of the Company’s other equity instruments are set out in Note 31 to the Consolidated Financial Statements.